ORGANIZATION AND PRINCIPAL ACTIVITIES- Schedule of principal subsidiaries and VIEs (Details)	12 Months Ended
	Dec. 31, 2024	Jul. 15, 2015
Viomi HK | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Lequan | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Percentage of annual service fee to be received on annual net income		100.00%
Codream HK | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Yunmi Hulian | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Percentage of annual service fee to be received on annual net income		100.00%
Zhumeng Hulian | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Guangdong Lizi | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Guangzhou Interconnect | Subsidiaries
Organization and principal activities
Percentage of annual service fee to be received on annual net income	100.00%
Guangzhou Interconnect | VIEs
Organization and principal activities
Percentage of beneficial ownership	100.00%
Beijing Viomi | VIEs
Organization and principal activities
Percentage of beneficial ownership	100.00%
Zhumeng Hulian and Beijing Viomi
Organization and principal activities
Percentage of beneficial ownership	100.00%